Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Consolidated Statements of Cash Flows
Cash acquired from acquisition of subsidiaries	$ 33	208	18,156	2,006
Cash disposed from disposal of subsidiaries	3,751	23,607	5,283	255
Transaction cost	$ 565	3,557